Debt and Capital Structure - Schedule of Net Debt to Adjusted Funds Flow (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Borrowings [abstract]
Net Debt	$ 5,976		$ 5,976		$ 5,976	$ 4,282
Cash From (Used in) Operating Activities	2,738	$ 4,089	4,442	$ 8,433	7,412	11,403
Settlement of Decommissioning Liabilities	(68)	(55)	(157)	(101)	(206)	(150)
Net Change in Non-Cash Working Capital	$ (641)	$ 1,193	$ (2,142)	$ (98)	(1,469)	575
Adjusted funds flow					$ 9,087	$ 10,978
Net Debt to Adjusted Funds Flow					70.00%	40.00%